Cover	Oct. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2026
Entity File Number	001-40439
Entity Registrant Name	NeuroOne Medical Technologies Corporation
Entity Central Index Key	0001500198
Entity Tax Identification Number	27-0863354
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7599 Anagram Dr.
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
City Area Code	952
Local Phone Number	426-1383
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NMTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false